Equity - Cash flow hedge reserve (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 27, 2026	Jun. 28, 2025
Balance at beginning of period	$ 5,289	$ 5,265
Gain/(loss) arising in the period	27	(47)
Gain recycled to income statement in the period		(5)
Balance at end of period	5,180	5,536
Reserve of cash flow hedges
Balance at beginning of period	18	34
Gain/(loss) arising in the period	27	(47)
Gain recycled to income statement in the period		(5)
Taxation		9
Balance at end of period	$ 45	$ (9)